STOCK-BASED COMPENSATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation Expense
Total stock-based compensation expense	$ 22	$ 62
Research and development
Stock-Based Compensation Expense
Total stock-based compensation expense	12	24
General and administrative
Stock-Based Compensation Expense
Total stock-based compensation expense	$ 10	$ 38